Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 79,221	$ 83,704	$ 209,885	$ 22,437
Liabilities
Convertible note payable, net of discounts	154,778	169,990		153,024
Notes payable, related parties
Derivative liabilities	1,574,343	2,255,781		221,822	$ 150,076
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash	79,221	83,704		22,437
Total assets	79,221	83,704		22,437
Liabilities
Convertible note payable, net of discounts
Derivative liabilities
Total liabilities
Net assets and liabilities	79,221	83,704		22,437
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	154,778	169,990		153,024
Notes payable, related parties				30,000
Derivative liabilities
Total liabilities	154,778	169,990		183,024
Net assets and liabilities	(154,778)	(169,990)		(183,024)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Derivative liabilities	1,574,343	2,255,781		221,822
Total liabilities	1,574,343	2,255,781		221,822
Net assets and liabilities	$ (1,574,343)	$ (2,255,781)		$ (221,822)